ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023
Shares		Fair Value
	COMMON STOCKS — 98.4%
	AEROSPACE & DEFENSE - 1.0%
2,804	General Dynamics Corporation	$ 676,633
	APPAREL & TEXTILE PRODUCTS - 1.1%
6,864	NIKE, Inc., Class B	705,413
	ASSET MANAGEMENT - 2.4%
3,452	Ameriprise Financial, Inc.	1,085,895
778	BlackRock, Inc.	476,354
		1,562,249
	BANKING - 2.8%
11,006	JPMorgan Chase & Company	1,530,495
2,637	PNC Financial Services Group, Inc. (The)	301,857
		1,832,352
	BEVERAGES - 2.3%
9,322	PepsiCo, Inc.	1,522,096
	BIOTECH & PHARMA - 8.2%
4,100	Amgen, Inc.	1,048,370
11,639	Bristol-Myers Squibb Company	599,758
2,778	Eli Lilly and Company	1,538,817
6,134	Gilead Sciences, Inc.	481,764
8,093	Johnson & Johnson	1,200,516
15,661	Pfizer, Inc.	478,600
		5,347,825
	CABLE & SATELLITE - 0.8%
12,713	Comcast Corporation, Class A	524,920
	COMMERCIAL SUPPORT SERVICES - 3.5%
2,223	Cintas Corporation	1,127,328
7,671	Republic Services, Inc.	1,139,067
		2,266,395
	DIVERSIFIED INDUSTRIALS - 1.6%
5,655	Honeywell International, Inc.	1,036,335

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	ELECTRIC UTILITIES - 4.0%
16,671	American Electric Power Company, Inc.	$ 1,259,327
10,015	NextEra Energy, Inc.	583,875
11,320	Southern Company (The)	761,836
		2,605,038
	ELECTRICAL EQUIPMENT - 0.7%
1,790	Rockwell Automation, Inc.	470,430
	FOOD - 1.9%
6,581	Hershey Company (The)	1,232,950
	HEALTH CARE FACILITIES & SERVICES - 6.7%
8,761	CVS Health Corporation	604,597
3,120	Laboratory Corp of America Holdings	623,158
2,225	Molina Healthcare, Inc.(a)	740,814
4,580	UnitedHealth Group, Inc.	2,452,864
		4,421,433
	HOUSEHOLD PRODUCTS - 4.3%
6,378	Church & Dwight Company, Inc.	580,015
14,971	Procter & Gamble Company (The)	2,246,099
		2,826,114
	INDUSTRIAL REIT - 0.8%
5,206	Prologis, Inc.	524,505
	INSURANCE - 5.5%
14,912	Hartford Financial Services Group, Inc. (The)	1,095,286
8,352	Marsh & McLennan Companies, Inc.	1,583,958
16,134	MetLife, Inc.	968,201
		3,647,445
	INTERNET MEDIA & SERVICES - 4.7%
25,077	Alphabet, Inc., A(a)	3,111,554
	LEISURE FACILITIES & SERVICES - 2.5%
4,648	Marriott International, Inc., Class A	876,427

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	LEISURE FACILITIES & SERVICES - 2.5% (Continued)
3,024	McDonald's Corporation	$ 792,802
		1,669,229
	MACHINERY - 3.2%
6,250	Caterpillar, Inc.	1,412,813
1,904	Deere & Company	695,645
		2,108,458
	MEDICAL EQUIPMENT & DEVICES - 5.3%
8,781	Abbott Laboratories	830,244
2,639	Danaher Corporation	506,741
3,884	Hologic, Inc.(a)	257,004
2,787	Stryker Corporation	753,103
1,671	Thermo Fisher Scientific, Inc.	743,211
3,910	Zimmer Biomet Holdings, Inc.	408,243
		3,498,546
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
10,221	Schlumberger Ltd.	568,901
	RETAIL - CONSUMER STAPLES - 2.3%
9,311	Walmart, Inc.	1,521,511
	RETAIL - DISCRETIONARY - 2.5%
5,801	Home Depot, Inc. (The)	1,651,487
	SEMICONDUCTORS - 1.8%
6,795	Microchip Technology, Inc.	484,416
4,905	Texas Instruments, Inc.	696,559
		1,180,975
	SOFTWARE - 12.9%
1,658	ANSYS, Inc.(a)	461,355
1,770	Intuit, Inc.	876,062
12,987	Microsoft Corp.	4,391,034
7,915	Oracle Corporation	818,411
4,099	Synopsys, Inc.(a)	1,924,234
		8,471,096

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	SPECIALTY FINANCE - 1.9%
8,440	American Express Company	$ 1,232,493
	TECHNOLOGY HARDWARE - 7.9%
26,251	Apple, Inc.	4,482,882
13,682	Cisco Systems, Inc.	713,243
		5,196,125
	TECHNOLOGY SERVICES - 4.9%
4,357	Accenture plc, Class A	1,294,422
2,234	Automatic Data Processing, Inc.	487,503
5,444	Fiserv, Inc.(a)	619,255
2,648	Moody's Corporation	815,584
		3,216,764
	TOTAL COMMON STOCKS (Cost $65,994,679)	64,629,272
	TOTAL INVESTMENTS - 98.4% (Cost $65,994,679)	$ 64,629,272
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.6%	1,047,977
	NET ASSETS - 100.0%	$ 65,677,249

LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.